OBLIGATION UNDER CAPITAL LEASE	12 Months Ended
Dec. 31, 2013
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
8 — OBLIGATION UNDER CAPITAL LEASE

The future minimum payments for capital leases as at December 31, 2013 are as follows:

2014	$129,000
2015	128,000
Total minimum lease payments	257,000
Less amount representing interest	10,000
Present value of the net minimum lease payments	247,000
Less obligations under capital lease maturing within one year	129,000
Long-term portion of obligations under capital lease	$118,000

During 2013, the Company financed certain capital expenditures totaling $257,000 through the issuance of capital leases. The interest rate for this transaction was 4%.